Related Party Transactions (Details) - Schedule of income and expenses from related party transactions - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of income and expenses from related party transactions [Abstract]
Interest and revenue income		$ 15,790	$ 19,039	$ 21,736
Interest and revenue expense		258	2,619	7,196
Fees and commission income		41,166	72,931	70,286
Fees and commission expense		39,988	65,383	74,205
Net financial operating income
Derivative instruments income	[1]	12,219	124,967	85,500
Derivative instruments expense	[1]	46,593	73,252	42,365
Other financial operations income		40	87
Other financial operations expenses			119
Release or established of provision for credit risk		1,226	106	34
Operating expenses		119,259	120,559	105,734
Other income		469	542	446
Other expenses		$ 4	$ 26	$ 45

[1]	The outcome of derivative operations is presented net at each related counterparty level. Additionally, this line includes operations with local counterpart banks (unrelated) which have been novated by Comder Contraparte Central S.A. (Related entity) for centralized clearing purposes, which generated a net gain of Ch$4,997 million as of December 31, 2020 (net gain of Ch$123,461 million as of December 31, 2019 and net gain of Ch$71,297 million as of December 31, 2018).